Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2013	2014

Value added tax receivable	$63	$58
Rental and utility deposit	32	32
Advance to suppliers	109	123
Prepayment	400	716
Coupon receivable	58	58
Others	490	487
	$1,152	$1,474